Subsequent events (Details Text) - USD ($)		3 Months Ended								9 Months Ended	12 Months Ended
	Oct. 03, 2019	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Sep. 30, 2019	Dec. 30, 2018	Oct. 16, 2019
Dividend Payment
Per common share		$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.15	$ 0.08
Nordea Credit Facility [Member]
Debt prepayments
Prepayments of lines of credit												$ 35,000,000
Convertible notes due 2019 [Member]
Conversion of Convertible Notes
Conversion of Stock, Amount Converted	$ 26,434,000
Conversion price per share	$ 6.0216
Shares issued	4,389,858
Remaining in aggregate principal amount repaid in cash	$ 6,426,000